Segmented information - Narrative (Details)	12 Months Ended
Dec. 31, 2024 branch segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment	4
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Number of branch locations	3
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Number of branch locations	3